Significant accounting policies	6 Months Ended
Jun. 30, 2022
Entity [Table]
Significant accounting policies
Note 1

Basis of accounting
Basis of preparation
The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together, UBS AG)
are prepared in

accordance with International

Financial Reporting Standards (IFRS),

as issued

by the

International
Accounting Standards Board (the

IASB) and are

presented in US

dollars (USD). These

interim financial statements
are prepared in accordance with IAS 34,
Interim Financial Reporting
.
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the UBS AG consolidated annual

financial statements for the period ended 31

December 2021,
except for the

changes described in

this Note. These

interim financial statements

are unaudited and

should be read
in conjunction with UBS AG’s

audited consolidated financial statements

in the Annual Report 2021. In

the opinion
of management, all necessary adjustments have been made for a fair presentation of UBS AG’s financial position,
results of operations and cash flows.

Preparation of

these interim financial

statements requires management

to make

estimates and

assumptions that
affect

the

reported

amounts

of

assets,

liabilities,

income,

expenses

and

disclosures

of

contingent

assets

and
liabilities. These estimates

and assumptions are

based on the

best available information.

Actual results in the

future
could differ

from such

estimates and

differences may

be material

to the

financial statements.

Revisions to

estimates,
based on regular

reviews, are recognized

in the period

in which they

occur. For more

information about areas of
estimation

uncertainty

that

are

considered

to

require

critical

judgment,

refer

to

“Note

1a

Material

accounting
policies” in the “Consolidated financial statements”

section of the Annual Report 2021.